Employee benefit obligations - Schedule of amounts recognized for Intelsat's postretirement benefit plan (Detail) - EUR (€) € in Millions	5 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jul. 17, 2025	Jul. 16, 2025
Disclosure Of Amounts Recognized In Postretirement Benefit Plan Of Intelsat [Line Items]
Beginning balance				€ 14	€ 14
Interest expense	€ 6
Total amount recognized in profit or loss	0
Remeasurements
Effects of changes in financial assumptions	8
Experience losses	4
Remeasurements of post-employment benefit obligation, net of tax	5	€ (7)	€ (1)
Intelsat Postretirement Benefit Plan [Member]
Disclosure Of Amounts Recognized In Postretirement Benefit Plan Of Intelsat [Line Items]
Beginning balance				€ 18	€ 18
Current service cost	0
Interest expense	0
Total amount recognized in profit or loss	0
Remeasurements
Effects of changes in financial assumptions	0
Experience losses	(1)
Remeasurements of post-employment benefit obligation, net of tax	€ (1)